Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

Note 17 — Subsequent events

Convertible loan

From July 2023 to December 2023, the Company repaid $1,250,000 to Streeterville.

Equity financing

The Company issued 37,500 ordinary shares and received approximately $0.1 million from White Lion (Note 14) in 2023.

The Company issued 1,300,173 ordinary shares and received approximately $2.9 million from YA II PN, LTD. (Note 14) in 2023.

New subsidiary

To explore digital finance business, the Company established one new subsidiary in China. Agro Digital Fintech Co., Ltd. was established on July 6, 2023 and the Company has 51% equity interest.

To explore oversea business, the Company established one new subsidiary in Singapore. X3 HOLDINGS PTE. LTD. was established on November 8, 2023 and the Company has 100% equity interest.

F-42